PARTY-IN-INTEREST TRANSACTIONS (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PARTY-IN-INTEREST TRANSACTIONS
Fees paid by Plan participants	$ 823,003	$ 823,846
Fidelity
PARTY-IN-INTEREST TRANSACTIONS
Fees paid by Plan participants	$ 823,003	$ 823,846
Valmont Industries, Inc. common stock | Employer
PARTY-IN-INTEREST TRANSACTIONS
Number of shares held	95,188	104,852
Investment at cost basis	$ 10,406,133	$ 10,699,557
Dividend income	$ 267,388	$ 268,348